PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Solution 2060 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 7 .0%
30,948  Vanguard FTSE
Developed Markets
ETF
$ 1,353,046
5 .2
8,215  Vanguard Long-Term
Treasury ETF
456,015
1 .8
Total Exchange-Traded
Funds
(Cost $1,778,520)
1,809,061
7 .0
MUTUAL FUNDS : 93 .0%
Affiliated Investment Companies : 93 .0%
31,474
(1)
Voya Intermediate
Bond Fund - Class R6
261,232
1 .0
209,680
(1)
Voya Large Cap Value
Portfolio - Class R6
1,111,302
4 .3
202,164
(1)
Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
1,805,329
7 .0
254,219
(1)
Voya Multi-Manager
International Equity
Fund - Class I
2,318,475
9 .0
275,819
(1)
Voya Multi-Manager
International Factors
Fund - Class I
2,369,286
9 .2
88,796
(1)
Voya Multi-Manager
Mid Cap Value Fund
- Class I
768,971
3 .0
17,381
(1)
Voya Russell™ Large
Cap Growth Index
Portfolio - Class I
969,494
3 .8
11,059
(1)(2)
Voya Small Cap
Growth Fund - Class
R6
392,034
1 .5
49,140
(1)
Voya Small Company
Fund - Class R6
654,050
2 .5
551,027
(1)
Voya U.S. Stock Index
Portfolio - Class I
8,910,099
34 .5
42,254  VY
®
Invesco Comstock
Portfolio - Class I
801,561
3 .1
81,263  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
1,999,886
7 .7
82,101  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
760,252
2 .9
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
12,050  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 910,755
3 .5
24,032,726
93 .0
Total Mutual Funds
(Cost $24,790,731)
24,032,726
93 .0
Total Long-Term
Investments
(Cost $26,569,251)
25,841,787
100 .0
Total Investments in
Securities
(Cost $26,569,251) $ 25,841,787 100 .0
Liabilities in Excess
of Other Assets (4,448) 0.0
Net Assets $ 25,837,339 100.0
(1)
Investment in affiliate.
(2)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
Voya Solution 2060 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 1,809,061 $ — $ — $ 1,809,061
Mutual Funds 24,032,726 — — 24,032,726
Total Investments, at fair value $ 25,841,787 $ — $ — $ 25,841,787
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 393,855 $ 628,756 $ (759,727) $ (1,652) $ 261,232 $ 4,202 $ (4,135) $ —
Voya Large Cap Value Portfolio -
Class R6
698,946 637,261 (554,379) 329,474 1,111,302 — (326,255) 12,919
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
1,575,319 691,373 (779,263) 317,900 1,805,329 — (263,756) —
Voya Multi-Manager International
Equity Fund - Class I
2,370,921 786,949 (1,205,361) 365,966 2,318,475 — (291,904) —
Voya Multi-Manager International
Factors Fund - Class I
2,112,574 958,865 (896,353) 194,200 2,369,286 — (70,174) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
632,098 334,327 (240,589) 43,135 768,971 — (47,747) —
Voya Russell™ Large Cap Growth
Index Portfolio - Class I
— 1,524,190 (648,675) 93,979 969,494 5,013 64,983 46,999
Voya Small Cap Growth Fund -
Class R6
384,939 128,022 (149,391) 28,464 392,034 — 2,333 —
Voya Small Company Fund - Class
R6
651,669 235,319 (268,274) 35,336 654,050 — (4,352) —
Voya U.S. Stock Index Portfolio -
Class I
8,560,568 3,149,799 (3,523,382) 723,114 8,910,099 6,617 (502,868) 815,910
VY
®
Invesco Comstock Portfolio -
Class I
1,146,236 316,731 (554,808) (106,598) 801,561 1,661 36,430 100,147
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
2,060,463 722,593 (902,081) 118,911 1,999,886 1,726 (127,199) 187,508
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
627,575 300,447 (378,042) 210,272 760,252 16 (158,568) 1,084
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
1,130,642 282,059 (1,199,383) 697,437 910,755 — (432,087) 14,224
$ 22,345,805 $ 10,696,691 $ (12,059,708) $ 3,049,938 $ 24,032,726 $ 19,235 $ (2,125,299) $ 1,178,791
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 322,366
Gross Unrealized Depreciation (1,049,831)
Net Unrealized Depreciation $ (727,465)